Annual Total Returns- Janus Henderson Asia Equity Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Asia Equity Fund - Class I	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	28.89%	(1.31%)	8.31%	(7.36%)	6.55%	39.64%	(14.26%)	20.87%	27.22%